Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Income Taxes [Abstract]
Income Taxes

Note 7 - Income Taxes

There is no income tax provision or benefit for the three months ended September 30, 2024 or 2023 due to a history of losses and future projected losses. A full valuation allowance on deferred tax assets has been recorded for both periods.

Note 9 - Income Taxes

The domestic and foreign components of loss before income taxes for the years ended June 30, 2024, 2023 and 2022 are as follows:

	For the Years Ended June 30,
	2024	2023	2022
Domestic	$—	$—	$—
Foreign	(1,348,357)	(73,828)	(63,867)

Loss before tax	$(1,348,357)	$(73,828)	$(63,867)

The income tax provision (benefit) for the years ended June 30, 2024, 2023 and 2022 consists of the following:

	For the Years Ended June 30,
	2024	2023	2022
Foreign	$—	$—	$—
Deferred	132,407	13,195	10,359
	132,407	13,195	10,359
Change in valuation allowance	(132,407)	(13,195)	(10,359)

Income Tax Benefit	$—	$—	$—

The reconciliation between the U.S. statutory federal income tax rate and the Company’s effective rate for the years ended June 30, 2024, 2023 and 2022 is as follows:

	For the Years Ended June 30,
	2024	2023	2022
U.S. federal statutory rate	21.0%	21.0%	21.0%
US-Foreign income tax rate difference	(8.0)%	(2.0)%	(2.0)%
Other permanent items	(3.2)%	(1.1)%	(2.8)%
Change in valuation allowance	(9.8)%	(17.9)%	(16.2)%
Effective Rate	—%	—%	—%

As of June 30, 2024, 2023 and 2022, the Company’s deferred tax assets consisted of the effects of temporary differences attributable to the following:

	As of June 30,
	2024	2023	2022
Deferred Tax Asset
Net operating loss carryovers	$123,875	$72,339	$56,353
Credit loss reserves	11,942	—	—
Share based compensation	69,023	—	—

Total Deferred Tax Asset	204,840	72,339	56,353
Less: valuation allowance	(204,840)	(72,339)	(56,353)

Deferred Tax Asset, Net of Valuation Allowance	$—	$—	$—

As of June 30, 2024, 2023 and 2022, Grafiti Limited, had approximately $461,913, $380,733, and $296,593 of UK NOL carryovers available to offset future taxable income, respectively. These NOLs do not expire. In the UK, there are limitations to the usage of prior losses after a change in ownership if either:

(1)	the scale of activities was small before the change of ownership and a considerable revival of the trade follows the change or

(2)	within any five-year period beginning no more than three years before the change in ownership there is a major change in the nature or conduct of the trade.”

As of June 30, 2024, Grafiti Holding has approximately $328,285 of Canadian NOLs. Canada allows for net operating losses to be carried back 3 years and forward up to 20 years. There are limitations in the event of a change in ownership. This is broadly defined as when a person or group of persons acquires shares of a corporation to hold more than 75% of the FMV of all of the shares of the corporation without otherwise acquiring control of the corporation and if it is reasonable to conclude that one of the main reasons that control was not acquired was to avoid the loss restriction rules.

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. In assessing the realization of deferred tax assets, management considers, whether it is “more likely than not”, that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible.

ASC 740, “Income Taxes” requires that a valuation allowance be established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. A review of all available positive and negative evidence needs to be considered, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. After consideration of all the information available, management believes that uncertainty exists with respect to future realization of its deferred tax assets with respect to both Grafiti Holding and Grafiti Limited. Therefore, a full valuation allowance was established as of June 30, 2024, 2023 and 2022. As of June 30, 2024, 2023 and 2022, the change in valuation allowance was $132,501, $15,986, and $4,087, respectively.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company is required to file income tax returns in the United Kingdom and in Canada. Based on the Company’s evaluation, it has been concluded that there are no material uncertain tax positions requiring recognition in the Company’s consolidated financial statements for the years ended June 30, 2024, 2023 and 2022.

The Company’s policy for recording interest and penalties associated with unrecognized tax benefits is to record such interest and penalties as interest expense and as a component of income tax expense. There were no amounts accrued for interest or penalties for the years ended June 30, 2024, 2023 and 2022. Management does not expect any material changes in its unrecognized tax benefits in the next year.

The Company operates in the UK and in Canada and in the normal course of business, its tax returns are subject to examination by taxing authorities. Such examinations may result in future assessments by these taxing authorities. Grafiti Limited is subject to examination by UK tax authorities beginning May 13, 2020. In general, the UK Revenue & Customs Authority may reassess taxes four years from the date of filing. The tax years that remain open and subject to UK reassessment are 2020 – 2022. Grafiti Holding is subject to examination by Canadian tax authorities for their filings for up to four years.